UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  600 Steamboat Road
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo             Greenwich, CT            February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total: $1,392,345
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                         Name

28-10725                                     SCP Overseas Fund, Ltd.
28-xxxxx                                     SCP Equity Fund Overseas, Ltd.
28-xxxxx                                     SCP Domestic Fund, LP
28-xxxxx                                     SCP Equity Fund Domestic, LP


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                         VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS  SOLE     SHARED   NONE
--------------                 --------          -----       --------  -------   --- ----   ----------  ----  ----     ------   ----
ADOLOR CORP                           COM        00724X102    4,511      454,725 SH         SOLE        NONE    454,725
ALBANY INTL CORP                      CL A       012348108    7,559      215,000 SH         SOLE                215,000
ALCON INC                           COM SHS      H013826497  18,877      234,200 SH         SOLE                234,200
AMDOCS LTD                            ORD        G02602103   27,379    1,043,000 SH         SOLE              1,043,000
AMERICAN MOVIL S A DE C V      SPON ADR L SHS    02364W105   31,515      602,000 SH         SOLE                602,000
AMERICAN TOWER CORP                   CL A       029912201    2,069      112,460 SH         SOLE                112,460
APOLLO GROUP INC                      CL A       037604105   39,612      490,799 SH         SOLE                490,799
AXIS CAPITAL HOLDINGS                 SHS        G0692U109    2,580       94,300 SH         SOLE                 94,300
BARR PHARMACEUTICALS INC              COM        068306109   23,192      509,260 SH         SOLE                509,260
CAPITAL ONE FINL CORP                 COM        14040H105   37,187      441,600 SH         SOLE                441,600
CAREER EDUCATION CORP                 COM        141665109   26,827      670,679 SH         SOLE                670,679
DICKS SPORTING GOODS INC              COM        253393102   48,717    1,385,970 SH         SOLE              1,385,970
DOLLAR TREE STORES INC                COM        256747106   74,140    2,576,987 SH         SOLE              2,576,987
FIRST HORIZON PHARMACEUTICAL          COM        32051K106    4,012      175,258 SH         SOLE                175,258
FOX ENTMT GROUP INC                   CL A       35138T107   27,015      864,190 SH         SOLE                864,190
FREEPORT-MCMORAN COPPER & GO          CL B       35671D857   26,776      700,400 SH         SOLE                700,400
GOLDMAN SACHS GROUP INC               COM        38141G104    8,555       82,230 SH         SOLE                 82,230
GOODYEAR TIRE & RUB CO                COM        382550101   17,837    1,216,700 SH         SOLE              1,216,700
GOOGLE INC                            CL A       38259P508    4,434       23,000 SH         SOLE                 23,000
HELEN OF TROY CORP LTD                COM        G4388N106    3,815      113,500 SH         SOLE                113,500
SCHEIN HENRY INC                      COM        806407102    6,353       91,220 SH         SOLE                 91,220
IVAX CORP                             COM        465823102   13,705      866,300 SH         SOLE                866,300
KOHLS CORP                            COM        500255104   47,715      970,400 SH         SOLE                970,400
KRISPY KREME DOUGHNUTS INC            COM        501014104    3,620      287,300 SH         SOLE                287,300
LAS VEGAS SANDS CORP                  COM        5178341070     480       10,000 SH         SOLE                 10,000
LAUREATE EDUCATION INC                COM        518613104    5,150      116,800 SH         SOLE                116,800
MEDCO HEALTH SOLUTIONS INC            COM        58405U102   68,865    1,655,400 SH         SOLE              1,655,400
MOHAWK INDS INC                       COM        608190104   48,071      526,800 SH         SOLE                526,800
MONTPELIER RE HOLDINGS LTD            SHS        G62185106    8,063      209,700 SH         SOLE                209,700
NEWS CORP                             CL A       65248E104   55,291    2,963,100 SH         SOLE              2,963,100
NEXTEL COMMUNICATIONS INC             CL A       65332V103   29,526      983,880 SH         SOLE                983,880
NII HLDGS INC                       CL B NEW     62913F201   61,682    1,299,934 SH         SOLE              1,299,934
NORDSTROM INC                         COM        655664100   28,786      616,000 SH         SOLE                616,000
NTL INC DEL                           COM        62940M104   37,251      510,574 SH         SOLE                510,574
ODYSSEY HEALTHCARE INC                COM        67611V101   22,333    1,632,563 SH         SOLE              1,632,563
PANERA BREAD CO                       CL A       69840W108   20,972      520,142 SH         SOLE                520,142
PAR PHARMACEUTICAL COS INC            COM        69888P106   28,560      690,200 SH         SOLE                690,200
PULTE HOMES INC                       COM        745867101   27,364      428,900 SH         SOLE                428,900
REDWOOD TR INC                        COM        758075402    8,672      139,675 SH         SOLE                139,675
REGAL ENTMT GROUP                     CL A       758766109   18,297      881,790 SH         SOLE                881,790
RELIANT ENERGY INC                    COM        75952B105   67,630    4,954,600 SH         SOLE              4,954,600
RESEARCH IN MOTION LTD                COM        760975102   36,504      442,900 SH         SOLE                442,900
SIERRA WIRELESS INC                   COM        826516106    8,989      508,420 SH         SOLE                508,420
SPRINT CORP                         COM FON      852061100   33,125    1,333,000 SH         SOLE              1,333,000
TARO PHARMACEUTICAL INDS LTD          ORD        M8737E108   38,872    1,142,290 SH         SOLE              1,142,290
TELEWEST GLOBAL INC                   COM        87956T107   37,208    2,116,500 SH         SOLE              2,116,500
TERRA INDS INC                        COM        880915103    7,884      925,000 SH         SOLE                925,000
TOLL BROTHERS INC                     COM        889478103   36,569      533,000 SH         SOLE                533,000
TRACTOR SUPPLY CO                     COM        892356106   16,346      439,288 SH         SOLE                439,288
UNITED THERAPEUTICS CORP DEL          COM        91307C102    8,083      179,026 SH         SOLE                179,026
VALEANT PHARMACEUTICALS INTL          COM        91911X104   14,005      531,500 SH         SOLE                531,500
VASOGEN INC                           COM        92232F103    2,934      577,500 SH         SOLE                577,500
VENTANA MED SYS INC                   COM        92276H106    8,934      139,609 SH         SOLE                139,609
WAL MART STORES INC                   COM        931142103   29,421      557,000 SH         SOLE                557,000
WCI CMNTYS INC                        COM        92923C104   39,761    1,352,400 SH         SOLE              1,352,400
WINN DIXIE STORES INC                 COM        974280109   12,481    2,743,000 SH         SOLE              2,743,000
YAHOO INC                             COM        984332106   12,713      337,400 SH         SOLE                337,400
YAHOO INC                             COM        984332106    3,521      100,000 SH  CALL   SOLE                100,000
                                                          1,392,345


03971.0001 #547194